Annual Report                                            [NEUBERGER BERMAN LOGO]
December 31, 2002

                                      Neuberger Berman
                                      Advisers
                                      Management
                                      Trust

--------------------------------------------------------------------------------

                                      Mid-Cap
                                      Growth
                                      Portfolio[RegTM]

B1013 02/03

Mid-Cap Growth Portfolio Managers' Commentary
---------------------------------------------

The AMT Mid-Cap Growth Portfolio declined in value in 2002, to a greater extent than its benchmark, the S&P MidCap 400/BARRA Growth Index. A combination of corporate scandals, a weak economy and dismal profits hurt nearly every sector of the market, including mid-cap growth stocks.

Although a number of the portfolio's holdings turned in strong performance, they were not enough to offset some sharp losses. Energy and consumer staples, two areas of the market that have historically provided good returns in weak market environments, were the only sectors that recorded positive performance for the portfolio. The portfolio's overweight position and good stock selection in the energy sector provided the greatest contribution to overall portfolio returns. Portfolio sectors that detracted the most from total returns included information technology, healthcare, and consumer discretionary.

--------------------------------------------------------------------------------

Average Annual Total Return(1)

                          Mid-Cap          S&P MidCap 400/
                      Growth Porfolio       BARRA Growth(2)

1 Year                          (29.34%)              (19.17%)
5 Year                            1.10%                 7.11%
Life of Fund                      4.22%                 7.28%
--------------------------------------------------------------
Inception Date              11/03/1997

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Comparison of a $10,000 Investment

                          Mid-Cap          S&P MidCap 400/
                      Growth Porfolio       Barra Growth
                    ------------------------------------------
           11/03/97              10,000                10,000
           12/31/97              11,720                10,197
               1998              16,324                13,751
               1999              25,121                17,703
               2000              23,247                19,324
               2001              17,518                17,784
               2002              12,378                14,375

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, or since the Fund's inception, if it has not operated for 10 years. The results are compared with benchmarks, which may include a broad-based market index and or a narrower index. Please note that market indexes do not include expenses. All results include the reinvestment of dividends and capital gain distributions. Results represent past performance and do not indicate future results.

The portfolio's performance over the past year was clearly disappointing, but as 2003 commences, there are reasons for renewed optimism. We note that personal income and savings rates are rising, and the housing market and auto sales remain robust, indicating that the American consumer is still willing and able to spend. Interest rates remain historically low and inflation appears to be well under control. Although it is too early to tell how much of the Bush Administration's economic stimulus package will make it through Congress, tax relief ought to give the consumer a further boost. Uncertainty regarding Iraq is still weighing heavily on corporate decision makers, depressing capital spending. However, we believe corporate leaders will have to start investing in their businesses again; a quick resolution to the Iraq situation would be a tremendous plus for corporate and investor confidence.

We are also enthusiastic about the start of 2003 because it marks the beginning of our first year as your new mid-cap growth portfolio management team. Effective January 2, 2003, we joined Neuberger Berman as part of a new Growth Equity Group, which will manage this portfolio. We have worked together for many years, specializing in growth stock investing, and we are excited about joining a firm that believes, as we do, in rigorous investment discipline.

In our years of working together, we have developed a multidimensional investment process

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

that combines what we feel are the best aspects of top-down and bottom-up analyses. Using both quantitative tools and fundamental research, we look for fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, we analyze such factors as: the financial condition (such as the debt-to-equity ratio) of a company, market share and competitive leadership of the company's products, earnings growth relative to competitors, and market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies. We follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Our growth team is excited about the opportunity to apply our time-tested investment process to the AMT Mid-Cap Growth Portfolio. While we can't guarantee success, we are committed to providing you with the best possible long-term performance.

Sincerely,


                               /s/ JON D. BRORSON

                                 JON D. BRORSON
                             PORTFOLIO MANAGER AND
                        GROWTH EQUITY GROUP TEAM LEADER


                              /s/ KENNETH J. TUREK

                                KENNETH J. TUREK
                               PORTFOLIO MANAGER

(1.) Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses charged under the variable insurance contracts.

(2.) The S&P MidCap 400/BARRA Growth Index is a benchmark for mid-cap growth stock performance. It is constructed of companies in the S&P MidCap 400 Index, which is a market value weighted index for mid-cap stock price movement, with higher price-to-book ratios than the companies in its value index counterpart. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2003 Neuberger Berman Management Inc., distributor. All rights reserved.

Schedule of Investments Mid-Cap Growth Portfolio
------------------------------------------------

Number of Shares                                 Market Value+
Common Stocks (95.6%)

Automotive (1.8%)
136,600     Advance Auto Parts                   $  6,679,740*\P

Biotechnology (3.5%)
196,500     Gilead Sciences                         6,681,000*\P
175,500     IDEC Pharmaceuticals                    5,821,335*
                                                 ------------
                                                   12,502,335

Building, Construction & Furnishing (2.4%)
127,150     D.R. Horton                             2,206,052\P
126,800     Lennar Corp.                            6,542,880
                                                 ------------
                                                    8,748,932

Business Services (2.8%)
 56,500     Career Education                        2,260,000*
100,600     Education Management                    3,782,560*
 58,150     Hotels.com                              3,176,734*\P
 25,350     Iron Mountain                             836,231*
                                                 ------------
                                                   10,055,525

Business Services--IT Business Services (6.3%)
170,900     Affiliated Computer
              Services                              8,997,885*
 85,733     ChoicePoint Inc.                        3,385,596*
123,800     DST Systems                             4,401,090*
254,000     SunGard Data Systems                    5,984,240*
                                                 ------------
                                                   22,768,811

Capital Equipment (1.5%)
 83,100     Donaldson Co.                           2,991,600
 68,900     SPX Corp.                               2,580,305*\P
                                                 ------------
                                                    5,571,905

Communications Equipment (4.1%)
 85,500     ADTRAN, Inc.                            2,812,950*\P
 99,500     Broadcom Corp.                          1,498,470*
207,800     L-3 Communications
              Holdings                              9,332,298*\P
 70,150     UTStarcom, Inc.                         1,391,074*
                                                 ------------
                                                   15,034,792

Consumer Cyclicals (4.4%)
111,200     Energizer Holdings                      3,102,480*
373,700     USA Interactive                         8,565,204*\P
 93,900     Weight Watchers
              International                         4,316,583*\P
                                                 ------------
                                                   15,984,267

Electrical & Electronics (1.2%)
 90,100     Synopsys, Inc.                          4,158,115*

Energy (7.2%)
 89,430     Cooper Cameron                          4,455,403*
204,900     ENSCO International                     6,034,305
 78,000     Patterson-UTI Energy                    2,353,260*
 87,600     Smith International                     2,838,827*
104,300     Talisman Energy                         3,772,531
 78,600     Weatherford International               3,138,498*

Number of Shares                                 Market Value+
134,850     XTO Energy                           $  3,330,795
                                                 ------------
                                                   25,923,619

Finance (6.2%)
109,400     Affiliated Managers Group               5,502,820*
113,225     Commerce Bancorp                        4,890,188\P
 87,500     Investment Technology
              Group                                 1,956,500*
101,300     Legg Mason                              4,917,102
121,500     TCF Financial                           5,308,335
                                                 ------------
                                                   22,574,945

Financial Services (5.2%)
120,400     GreenPoint Financial                    5,439,672
 61,600     Moody's Corp.                           2,543,464
183,300     New York Community
              Bancorp                               5,293,704
 29,400     Radian Group                            1,092,210
158,100     SEI Investments                         4,297,158
                                                 ------------
                                                   18,666,208

Food & Beverage (1.9%)
265,600     Pepsi Bottling Group                    6,825,920

Health Care (13.3%)
 85,000     AmerisourceBergen Corp.                 4,616,350
117,900     Anthem, Inc.                            7,415,910*
302,800     Caremark Rx                             4,920,500*
398,100     Community Health
              Systems                               8,196,879*
148,900     Express Scripts                         7,153,156*
 56,100     Quest Diagnostics                       3,192,090*
164,600     Teva Pharmaceutical
              Industries ADR                        6,355,206
 70,000     Universal Health Services
              Class B                               3,157,000*
 73,200     Zimmer Holdings                         3,039,264*
                                                 ------------
                                                   48,046,355

Health Products & Services (3.5%)
 67,000     Boston Scientific                       2,843,614*
 26,600     LifePoint Hospitals                       796,165*
113,700     MedImmune, Inc.                         3,089,229*
 61,900     Patterson Dental                        2,707,506*
 68,500     Varian Medical Systems                  3,397,600*
                                                 ------------
                                                   12,834,114

Insurance (1.2%)
150,700     Willis Group Holdings                   4,320,569*

Manufacturing (0.8%)
 50,000     Zebra Technologies                      2,865,000*

Media (3.4%)
 66,650     Lamar Advertising                       2,242,773*
270,200     Westwood One                           10,094,672*
                                                 ------------
                                                   12,337,445

Publishing & Broadcasting (1.3%)
129,400     Scholastic Corp.                        4,651,930*


See Notes to Schedule of Investments   4

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Schedule of Investments Mid-Cap Growth Portfolio cont'd
-------------------------------------------------------

Number of Shares                                 Market Value+
Retail (10.1%)
    151,900     Abercrombie & Fitch              $  3,107,874*
    119,500     Brinker International               3,853,875*
     94,700     CDW Computer Centers                4,152,595*
     98,300     Coach, Inc.                         3,236,036*
    160,300     Michaels Stores                     5,017,390*
    167,400     PETsMART, Inc.                      2,867,562*
    170,400     Ross Stores                         7,223,256
    262,800     Williams-Sonoma                     7,135,020*\P
                                                 ------------
                                                   36,593,608

Semiconductors (5.3%)
     57,900     Fairchild Semiconductor
                  International                       620,109*
    140,500     Integrated Circuit Systems          2,564,125*
    125,000     Marvell Technology Group            2,357,500*
    399,200     Microchip Technology                9,760,440
     72,700     QLogic Corp.                        2,508,877*\P
    111,000     Semtech Corp.                       1,212,120*
                                                 ------------
                                                   19,023,171

Software (6.4%)
    188,000     BEA Systems                         2,156,360*
     74,500     Electronic Arts                     3,707,865*
     89,300     Mercury Interactive                 2,647,745*
    333,000     Network Associates                  5,357,970*
     73,000     Overture Services                   1,993,630*\P
     15,400     Storage Technology                    331,511*
    176,100     Symantec Corp.                      7,133,811*\P
                                                 ------------
                                                   23,328,892

Telecommunications (1.0%)
    328,000     Nextel Communications               3,788,400*\P

Transportation (0.8%)
     87,600     C.H. Robinson Worldwide             2,733,120

Total Common Stocks
(Cost $350,191,736)                               346,017,718
                                                 ------------

Principal Amount

Short-Term Investments (23.3%)
$68,191,289     N&B Securities Lending
                  Quality Fund, LLC                68,191,289
 16,256,099     Neuberger Berman
                  Institutional Cash Fund
                  Trust Class                      16,256,099@
                                                 ------------

Total Short-Term Investments
(Cost $84,447,388)                                 84,447,388#
                                                 ------------

Total Investments (118.9%)
(Cost $434,639,124)                               430,465,106##

Liabilities, less cash, receivables and other
assets [(18.9%)]                                  (68,291,288)
                                                 ------------

Total Net Assets (100.0%)                        $362,173,818
                                                 ------------


See Notes to Schedule of Investments   5

Notes to Schedule of Investments Mid-Cap Growth Portfolio
---------------------------------------------------------

+ Investment securities of the Fund are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At December 31, 2002, the cost of investments for U.S. Federal income tax purposes was $434,974,116. Gross unrealized appreciation of investments was $22,261,327 and gross unrealized depreciation of investments was $26,770,337, resulting in net unrealized depreciation of $4,509,010, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

\P All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      6

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Statement of Assets and Liabilities
-----------------------------------

                                                                                        --------------
                                                                                               Mid-Cap
                                                                                                Growth
Neuberger Berman Advisers Management Trust                                                   Portfolio

Assets
  Investments in securities, at market value* (Note A)-see Schedule of Investments      $  430,465,106
------------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                             52,129
------------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                            24,845,744
------------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                              858,005
------------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                             36,487
------------------------------------------------------------------------------------------------------
Total Assets                                                                               456,257,471
------------------------------------------------------------------------------------------------------

Liabilities

  Payable for collateral on securities loaned (Note A)                                      68,191,289
------------------------------------------------------------------------------------------------------
  Payable for securities purchased                                                          25,124,310
------------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                             277,710
------------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                       164,704
------------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                             91,694
------------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                          233,946
------------------------------------------------------------------------------------------------------
Total Liabilities                                                                           94,083,653
------------------------------------------------------------------------------------------------------
Net Assets at value                                                                     $  362,173,818
------------------------------------------------------------------------------------------------------

Net Assets consist of:

  Paid-in capital                                                                       $  736,467,756
------------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                  (370,119,920)
------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                        (4,174,018)
------------------------------------------------------------------------------------------------------
Net Assets at value                                                                     $  362,173,818
------------------------------------------------------------------------------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)                           30,252,822
------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                                $        11.97
------------------------------------------------------------------------------------------------------
*Cost of Investments                                                                    $  434,639,124
------------------------------------------------------------------------------------------------------


See Notes to Financial Statements      7

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE YEAR ENDED DECEMBER 31, 2002

Statement of Operations
-----------------------

                                                                               ----------------
                                                                                        Mid-Cap
                                                                                         Growth
Neuberger Berman Advisers Management Trust                                            Portfolio

Investment Income
Income:

Dividend income                                                                $     1,076,098
----------------------------------------------------------------------------------------------
Interest income (Note A)                                                               614,499
----------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                         (8,991)
----------------------------------------------------------------------------------------------
Total income                                                                         1,681,606
----------------------------------------------------------------------------------------------
Expenses:

Investment management fee (Note B)                                                   2,353,767
----------------------------------------------------------------------------------------------
Administration fee (Note B)                                                          1,319,065
----------------------------------------------------------------------------------------------
Amortization of deferred organization and initial offering expenses (Note A)             1,859
----------------------------------------------------------------------------------------------
Auditing fees                                                                           58,259
----------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                133,970
----------------------------------------------------------------------------------------------
Insurance expense                                                                        9,200
----------------------------------------------------------------------------------------------
Legal fees                                                                              53,874
----------------------------------------------------------------------------------------------
Shareholder reports                                                                    209,800
----------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                             35,944
----------------------------------------------------------------------------------------------
Miscellaneous                                                                            4,677
----------------------------------------------------------------------------------------------
Total net expenses                                                                   4,180,415
----------------------------------------------------------------------------------------------
Net investment income (loss)                                                        (2,498,809)
----------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) on investment securities sold                            (122,635,019)
----------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:

   Investment securities (Note A)                                                  (33,913,793)
   -------------------------------------------------------------------------------------------
   Foreign currency (Note A)                                                               379
   -------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                    (156,548,433)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $  (159,047,242)
----------------------------------------------------------------------------------------------


See Notes to Financial Statements      8

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Statement of Changes in Net Assets
----------------------------------

                                                                             Mid-Cap Growth Portfolio
                                                                             ------------------------
Neuberger Berman Advisers Management Trust                                    Year Ended December 31,
                                                                              2002               2001
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                           $   (2,498,809)     $   (2,024,493)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                  (122,635,019)       (217,069,968)
---------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments       (33,913,414)         58,862,739
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (159,047,242)       (160,231,722)
---------------------------------------------------------------------------------------------------------
From Fund Share Transactions:
Proceeds from shares sold                                                 237,015,402         430,837,248
---------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                             (246,511,511)       (363,963,984)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                       (9,496,109)         66,873,264
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                    (168,543,351)        (93,358,458)
Net Assets:
Beginning of year                                                         530,717,169         624,075,627
---------------------------------------------------------------------------------------------------------
End of year                                                            $  362,173,818      $  530,717,169
---------------------------------------------------------------------------------------------------------
Number of Fund Shares:
Sold                                                                       16,917,543          24,273,314
---------------------------------------------------------------------------------------------------------
Redeemed                                                                  (18,000,845)        (20,698,149)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                              (1,083,302)          3,575,165
---------------------------------------------------------------------------------------------------------


See Notes to Financial Statements      9

Notes to Financial Statements Mid-Cap Growth Portfolio
------------------------------------------------------

Note A--Summary of Significant Accounting Policies:

1 General: Mid-Cap Growth Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eleven separate operating series (the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund offers Class I shares. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investment securities sold are proceeds from the settlement of class action litigation in which the Fund participated as a plaintiff. The amount of such proceeds for the year ended December 31, 2002 was $1,035.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

     carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, will be distributed in September. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($4,181,334, $236,225,757, and $113,423,118, expiring in 2008, 2009, and
     2010, respectively, determined as of December 31, 2002), it is the policy of the Fund not to distribute such gains.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     As of December 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

          Unrealized
        Appreciation     Loss Carryforwards
      (Depreciation)          and Deferrals               Total
        $(4,509,010)         $(369,784,928)      $(374,293,938)

     The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

7 Organization expenses: Organization expenses incurred by the Fund were fully amortized as of December 31, 2002.

8 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

9 Security lending: The Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment

Notes to Financial Statements Mid-Cap Growth Portfolio cont'd
-------------------------------------------------------------

     manager. Income earned on the investment vehicle is paid to Morgan monthly. The Fund receives a fee, payable monthly, negotiated by the Fund and Morgan, based on the number and duration of the lending transactions. This income is reflected in the Statement of Operations under the caption Interest income. At December 31, 2002, the value of the securities loaned and the value of the collateral were $66,918,930 and $68,191,289, respectively. Income earned on loaned securities during the year ended December 31, 2002 amounted to $329,166.

10 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11   Transactions with other funds managed by Neuberger Berman Management Inc.:
     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same officers and trustees as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund does not pay Management an investment management fee associated with its investment in the Cash Fund. For the year ended December 31, 2002, income earned on this investment amounted to $285,333 and is reflected in the Statement of Operations under the caption Interest income.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

     The trustees of the Trust adopted a non-fee distribution plan for the Fund.

     Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the year ended

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

     December 31, 2002, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the year ended December 31, 2002, there was no reimbursement to Management. At December 31, 2002, the Fund has no liability to Management under the agreement.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $0.

     Note C--Securities Transactions:

     During the year ended December 31, 2002, there were purchase and sale transactions (excluding short-term securities) of $534,534,891 and $527,266,720, respectively.

     During the year ended December 31, 2002, brokerage commissions on securities transactions amounted to $1,120,355, of which Neuberger received $462,522, and other brokers received $657,833.

     Note D--Line of Credit:

     At December 31, 2002, the Fund was a participant in a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2002, nor had the Fund utilized this line of credit at any time prior to that date.

Financial Highlights Mid-Cap Growth Portfolio+
----------------------------------------------

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements.++

                                                                        Year Ended December 31,
                                                    ---------------------------------------------------------------
                                                      2002        2001        2000            1999            1998

Net Asset Value, Beginning of Year                  $ 16.94     $ 22.48     $ 24.30         $ 16.22         $ 11.72
                                                    -------     -------     -------         -------         -------
Income From Investment Operations
Net Investment Income (Loss)                           (.08)       (.07)       (.09)           (.07)           (.03)
Net Gains or Losses on Securities (both realized
 and unrealized)                                      (4.89)      (5.47)      (1.72)           8.55            4.61
                                                    -------     -------     -------         -------         -------
Total From Investment Operations                      (4.97)      (5.54)      (1.81)           8.48            4.58
                                                    -------     -------     -------         -------         -------
Less Distributions
From Net Investment Income                                -           -           -               -            (.01)
From Net Capital Gains                                    -           -        (.01)           (.40)           (.07)
                                                    -------     -------     -------         -------         -------
Total Distributions                                       -           -        (.01)           (.40)           (.08)
                                                    -------     -------     -------         -------         -------
Net Asset Value, End of Year                        $ 11.97     $ 16.94     $ 22.48         $ 24.30         $ 16.22
                                                    -------     -------     -------         -------         -------
Total Return++                                       -29.34%     -24.64%      -7.46%         +53.89%         +39.28%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)               $ 362.2     $ 530.7     $ 624.1         $ 159.9         $  31.0
Ratio of Gross Expenses to Average Net Assets#          .95%        .91%        .98%           1.00%           1.00%
Ratio of Net Expenses to Average Net Assets             .95%        .91%        .98%[sec]      1.00%[sec]      1.00%[sec]
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    (.57)%      (.38)%      (.34)%          (.40)%          (.20)%
Portfolio Turnover Rate                                 124%         99%        109%            100%            106%


See Notes to Financial Highlights      14

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Financial Highlights Mid-Cap Growth Portfolio
------------------------------------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Mid-Cap Growth Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower/higher if Management had not reimbursed/ recouped certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


[sec] After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                               Year Ended December 31,
                                                1999              1998
                                               1.08%             1.43%

     After reimbursement of expenses previously paid by Management. Had Management not been reimbursed, the annualized ratio of net expenses to average daily net assets would have been:

                                               Year Ended December 31,
                                                                  2000
                                                                  .95%

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

Report of Ernst & Young LLP, Independent Auditors
-------------------------------------------------

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Mid-Cap Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Mid-Cap Growth Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mid-Cap Growth Portfolio of Neuberger Berman Advisers Management Trust at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP

Boston, Massachusetts
February 6, 2003

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Trustees and Officers (Unaudited)
---------------------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of                  Other
                          Position                                                Portfolios in            Directorships
                         and Length                                                Fund Complex            Held Outside
       Name, Age,          of Time                    Principal                    Overseen by             Fund Complex
    and Address (1)      Served (2)               Occupation(s) (3)                  Trustee                by Trustee
--------------------------------------------------------------------------------------------------------------------------------
John Cannon (73)        Trustee      Consultant. Formerly, Chairman and                34        Independent Trustee or
                        since        Chief Investment Officer, CDC Capital                       Director of three series of
                        2000         Management (registered investment                           Oppenheimer Funds: Limited
                                     adviser) (1993-Jan. 1999); prior thereto,                   Term New York Municipal
                                     President and Chief Executive Officer,                      Fund, Rochester Fund
                                     AMA Investment Advisors, an affiliate                       Municipals, and Oppenheimer
                                     of the American Medical Association.                        Convertible Securities Fund,
                                                                                                 since 1992.
--------------------------------------------------------------------------------------------------------------------------------
Faith Colish (67)       Trustee      Counsel to Carter Ledyard & Milburn               34        Director, American Bar
                        since        LLP since October 2002; prior thereto,                      Retirement Association
                        1984         Attorney at Law and President, Faith                        (ABRA) since 1997 (not-for-
                                     Colish, A Professional Corporation; 1980                    profit membership association).
                                     to 2002.
--------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)   Trustee      Consultant; Retired President and                 34
                        since        Director, Teachers Insurance & Annuity
                        1989         (TIAA) and College Retirement
                                     Equities Fund (CREF).
--------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)     Trustee      Consultant, C. A. Harvey Associates,              34        Member, Individual Investors
                        since        since June 2001; Director, AARP, 1978                       Advisory Committee to the
                        1998         to December 2000.                                           New York Stock Exchange
                                                                                                 Board of Directors, 1998 to
                                                                                                 June 2002; President, Board of
                                                                                                 Associates to The National
                                                                                                 Rehabilitation Hospital's Board
                                                                                                 of Directors since 2002;
                                                                                                 Member, American Savings
                                                                                                 Education Council's Policy
                                                                                                 Board (ASEC), 1998-2000;
                                                                                                 Member, Executive Committee,
                                                                                                 Crime Prevention Coalition of
                                                                                                 America, 1997-2000.
--------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd
----------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of                  Other
                           Position                                               Portfolios in            Directorships
                          and Length                                               Fund Complex             Held Outside
       Name, Age,           of Time                    Principal                   Overseen by              Fund Complex
     and Address (1)      Served (2)               Occupation(s) (3)                 Trustee                 by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)        Trustee      Senior Counsel, Loews Corporation                34
                         since        (diversified financial corporation) since
                         2000         May 2002; prior thereto, Senior Vice
                                      President, Secretary and General
                                      Counsel, Loews Corporation.
--------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)    Trustee      Professor of Finance and Economics,              34        Director, Delaware Labs
                         since        Stern School of Business, New York                         (cosmetics), since 1978.
                         2000         University.
--------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)    Trustee      Retired. Formerly, Vice President and            34        Director, WHX Corporation
                         since        Special Counsel, WHX Corporation                           (holding company) since August
                         1999         (holding company); 1993-2001.                              2002; Director, WebFinancial
                                                                                                 Corporation (holding company)
                                                                                                 since December 2002; Director,
                                                                                                 State Theatre of New Jersey
                                                                                                 (not-for-profit theater), since
                                                                                                 2000; Formerly, Director, Kevlin
                                                                                                 Corporation (manufacturer of
                                                                                                 microwave and other products).
--------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)   Trustee      Senior Vice President, Burnham                   34        Director, 92nd Street Y (non-
                         since        Securities Inc. (a registered broker-                      profit), since 1967; Formerly,
                         2000         dealer) since 1991.                                        Director, Cancer Treatment
                                                                                                 Holdings, Inc.
--------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)    Trustee      Retired. Senior Vice President,                  34        Director, Pro-Kids Golf and
                         since        Foodmaker, Inc. (operator and franchiser                   Learning Academy (teach golf
                         2000         of restaurants) until January 1997.                        and computer usage to "at risk"
                                                                                                 children), since 1998; Director,
                                                                                                 Prandium, Inc. (restaurants),
                                                                                                 from March 2001 until July 2002.
--------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (71)   Trustee      Founding General Partner, Oxford                 34        Director, Capital Cash
                         since        Partners and Oxford Bioscience Partners                    Management Trust (money
                         2000         (venture capital partnerships) and                         market fund), Narragansett
                                      President, Oxford Venture Corporation.                     Insured Tax-Free Income Fund,
                                                                                                 Rocky Mountain Equity Fund,
                                                                                                 Prime Cash Fund, several
                                                                                                 private companies and
                                                                                                 QuadraMed Corporation
                                                                                                 (NASDAQ).
--------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

                                                                                    Number of              Other
                          Position                                                 Portfolios in        Directorships
                         and Length                                                Fund Complex         Held Outside
    Name, Age,             of Time                   Principal                      Overseen by         Fund Complex
  and Address (1)        Served (2)              Occupation(s) (3)                    Trustee            by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)       Trustee       General Partner, Seip Investments LP (a         34        Director, H&R Block, Inc.
                           since         private investment partnership);                          (financial services company),
                           2000          President and CEO, Westaff, Inc.                          since May 2001; Director,
                                         (temporary staffing), May 2001 to                         General Magic (voice
                                         January 2002; Senior Executive at the                     recognition software), since
                                         Charles Schwab Corporation from 1983                      November 2001; Director,
                                         to 1999; including Chief Executive                        Forward Management, Inc.
                                         Officer, Charles Schwab Investment                        (asset management), since 2001;
                                         Management, Inc. and Trustee, Schwab                      Director, E-Finance
                                         Family of Funds and Schwab                                Corporation (credit decisioning
                                         Investments from 1997 to 1998;                            services), since 1999; Director,
                                         Executive Vice President-Retail                           Save-Daily.com (micro
                                         Brokerage, Charles Schwab Investment                      investing services), since 1999;
                                         Management from 1994 to 1997.                             Formerly, Director, Offroad
                                                                                                   Capital Inc. (pre-public internet
                                                                                                   commerce company).
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)   Trustee       Private investor and consultant                 34        Director, Providence
                           since         specializing in the insurance industry;                   Washington (property and
                           1999          Advisory Director, Securitas Capital                      casualty insurance company),
                                         LLC (a global private equity investment                   since December 1998; Director,
                                         firm dedicated to making investments in                   Summit Global Partners
                                         the insurance sector).                                    (insurance brokerage firm), since
                                                                                                   October 2000.
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (58)        Trustee       Regional Manager for Atlanta Region,            34
                           since         Ford Motor Credit Company since
                           1984          August 1997; prior thereto, President,
                                         Ford Life Insurance Company, April
                                         1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd
----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of                  Other
                               Position                                              Portfolios in            Directorships
                              and Length                                              Fund Complex            Held Outside
      Name, Age,               of Time                 Principal                      Overseen by             Fund Complex
    and Address (1)           Served (2)           Occupation(s) (3)                    Trustee                by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (4) (49)   President     Executive Vice President and Chief             34        Executive Vice President, Chief
                              and Trustee   Investment Officer, Neuberger Berman                     Investment Officer and
                              since 2000    since 1999; Executive Vice President and                 Director, Neuberger Berman
                                            Chief Investment Officer, NB                             Inc. (holding company) since
                                            Management from November 1999 to                         1999; Chairman since May
                                            May 2000; Vice President, NB                             2000 and Director, NB
                                            Management from 1990 until 1999;                         Management since April 1996.
                                            Partner or Principal, Neuberger Berman
                                            from 1993.
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (74)       Trustee       Member, Investment Policy Committee,           34        Director, Legg Mason, Inc.
                              since 2000    Edward Jones, 1993-2001; President,                      (financial services holding
                                            Securities Industry Association ("SIA")                  company), since 1993; Director,
                                            (securities industry's representative in                 Boston Financial Group (real
                                            government relations and regulatory                      estate and tax shelters), 1993-
                                            matters at the federal and state levels),                1999.
                                            1974-1992; Adviser to SIA, November
                                            1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (5) (62)      President     Executive Vice President and Chief             34        Director, Dale Carnegie &
                              and Trustee   Investment Officer, Neuberger Berman                     Associates, Inc. (private
                              since         since 2002 and 2003, respectively;                       company) since 1998; Director,
                              December      Director, NB Management since 2002;                      Emagin Corp. (public company)
                              2002          Executive Vice President, Citigroup                      since 1997; Director, Solbright
                                            Investments, Executive Vice President,                   Inc. (private company) since
                                            Travelers Group, Inc. and Senior Vice                    1998; Director, Infogate Corp.
                                            President, Tribeca Investments, LLC                      (private company) since 1997;
                                            from 1996 to 2002.                                       Director, Broadway Television
                                                                                                     Network (private company)
                                                                                                     since 2000.
------------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of                Other
                                 Position                                                Portfolios in          Directorships
                                and Length                                                Fund Complex          Held Outside
       Name, Age,                of Time                         Principal                Overseen by           Fund Complex
     and Address (1)            Served (2)                   Occupation(s) (3)              Trustee              by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)  Chairman of the Board,   Executive Vice President, Neuberger          34       Executive Vice President and
                        Chief Executive Officer  Berman since 1999; Principal, Neuberger               Director, Neuberger Berman
                        and Trustee since 2000;  Berman from 1997 until 1999; Senior                   Inc. (holding company) since
                        President and Chief      Vice President, NB Management from                    1999; President and Director,
                        Executive Officer from   1996 until 1999.                                      NB Management since 1999;
                        1998 to 2000.                                                                  Director and Vice President,
                                                                                                       Neuberger & Berman Agency,
                                                                                                       Inc. since 2000.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)  Resigned as trustee effective December 12, 2002.

(5)  Serves as trustee effective December 12, 2002.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

Trustees and Officers (Unaudited) cont'd
----------------------------------------

Information about the Officers of the Trust

                                           Position and
  Name, Age, and Address (1)        Length of Time Served(2)                     Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------
 Claudia A. Brandon (46)         Secretary since 1985             Vice President, Neuberger Berman since 2002 and
                                                                  employee since 1999; Vice President-Mutual Fund Board
                                                                  Relations, NB Management since 2000; Vice President,
                                                                  NB Management from 1986 to 1999; Secretary, seven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (four since 2002).

 Robert Conti (46)               Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President, Neuberger Berman from 1999 until 2003;
                                                                  Senior Vice President, NB Management since 2000;
                                                                  Controller, NB Management until 1996; Treasurer, NB
                                                                  Management from 1996 until 1999; Vice President, seven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Stacy Cooper-Shugrue (4) (39)   Assistant Secretary since 1990   Vice President-Mutual Fund Board Relations of NB
                                                                  Management since February 25, 2002; Employee of
                                                                  Neuberger Berman since 1999; Assistant Vice President of
                                                                  NB Management from 1993 to 1999; Assistant Secretary
                                                                  of two other mutual funds for which NB Management acts
                                                                  as investment manager and administrator and of three
                                                                  other registered investment companies since 2002.

 Brian J. Gaffney (49)           Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                                  Vice President, NB Management since 2000; Vice
                                                                  President, NB Management from 1997 until 1999; Vice
                                                                  President, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Sheila R. James (37)            Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                                  Management from 1991 to 1999; Assistant Secretary,
                                                                  seven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator since 2002.

 John M. McGovern (32)           Assistant Treasurer since 2002   Employee, NB Management since 1993; Assistant
                                                                  Treasurer, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 2002.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

                                         Position and
 Name, Age, and Address (1)        Length of Time Served(2)                       Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------
 Barbara Muinos (44)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                             and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                             prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                             since 1996                           seven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator since 2002; Assistant Treasurer of three
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator from 1996 until 2002.

 Frederic B. Soule (56)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President, Neuberger Berman from 1999 until 2003; Vice
                                                                  President, NB Management from 1995 until 1999; Vice
                                                                  President, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Trani Wyman (33)            Assistant Treasurer since 2002       Employee, NB Management since 1991; Assistant
                                                                  Treasurer, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 2002.

-------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)  Resigned as officer effective January 15, 2003.


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